Guarantor and Non-Guarantor Supplemental Financial Information - Condensed Consolidating Statements of Cash Flows (Detail) - USD ($) $ in Thousands			12 Months Ended
	Oct. 10, 2014	Sep. 03, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net cash provided by (used in) operating activities			$ (255,307)	$ (309,637)	$ (218,876)
Cash flows from investing activities:
Subscriber acquisition costs			(24,740)	(10,580)	(342)
Capital expenditures			(26,982)	(30,500)	(8,973)
Proceeds from the sale of subsidiary					144,750
Proceeds from sale of capital assets			480	964	306
Acquisition of intangible assets			(1,363)	(9,649)
Proceeds from insurance claims			2,984
Net cash used in acquisition				(18,500)	(4,272)
Investment in marketable securities				(60,000)
Proceeds from marketable securities				60,069
Proceeds from note receivable				22,699
Change in restricted cash			14,214	14,375	(161)
Investment in convertible note				(3,000)
Other assets			(208)	(2,162)	(9,645)
Net cash (used in) provided by investing activities			(35,615)	(36,284)	121,663
Cash flows from financing activities:
Proceeds from notes payable			296,250	102,000	457,250
Borrowings from revolving line of credit			271,000	20,000	22,500
Repayment of revolving line of credit			(271,000)		(50,500)
Proceeds from contract sales				2,261
Acquisition of contracts				(2,277)
Repayments of capital lease obligations			(6,414)	(6,300)	(7,207)
Deferred financing costs			(5,436)	(2,927)	(10,896)
Capital contribution	$ 55,000			32,300
Payment of dividends		$ (50,000)		(50,000)	(60,000)
Net cash (used in) provided by financing activities			284,400	95,057	351,147
Effect of exchange rate changes on cash			(1,726)	(234)	(119)
Net increase (decrease) in cash			(8,248)	(251,098)	253,815
Cash:
Beginning of period			10,807	261,905	8,090
End of period			2,559	10,807	261,905
Eliminations [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities				(50,000)	(60,000)
Cash flows from investing activities:
Investment in subsidiary			296,895	372,324	254,394
Net cash (used in) provided by investing activities			296,895	372,324	254,394
Cash flows from financing activities:
Intercompany receivable			(11,601)	(10,658)	(7,096)
Intercompany payable			(285,294)	(329,366)	(247,298)
Capital contribution				(32,300)
Payment of dividends				50,000	60,000
Net cash (used in) provided by financing activities			(296,895)	(322,324)	(194,394)
Parent [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities				50,000	60,000
Cash flows from investing activities:
Investment in subsidiary				(32,300)
Net cash (used in) provided by investing activities				(32,300)
Cash flows from financing activities:
Capital contribution				32,300
Payment of dividends				(50,000)	(60,000)
Net cash (used in) provided by financing activities				(17,700)	(60,000)
APX Group, Inc. [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities			(1,052)	(894)	(201)
Cash flows from investing activities:
Proceeds from the sale of subsidiary					144,750
Investment in subsidiary			(296,895)	(340,024)	(254,394)
Investment in marketable securities				(60,000)
Proceeds from marketable securities				60,069
Net cash (used in) provided by investing activities			(296,895)	(339,955)	(109,644)
Cash flows from financing activities:
Proceeds from notes payable			296,250	102,000	457,250
Borrowings from revolving line of credit			271,000	20,000	22,500
Repayment of revolving line of credit			(271,000)		(50,500)
Deferred financing costs			(5,436)	(2,927)	(10,896)
Capital contribution				32,300
Payment of dividends		$ (50,000)		(50,000)	(60,000)
Net cash (used in) provided by financing activities			290,814	101,373	358,354
Net increase (decrease) in cash			(7,133)	(239,476)	248,509
Cash:
Beginning of period			9,432	248,908	399
End of period			2,299	9,432	248,908
Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities			(267,327)	(318,734)	(227,146)
Cash flows from investing activities:
Subscriber acquisition costs			(23,641)	(10,580)	(342)
Capital expenditures			(26,941)	(30,315)	(8,917)
Proceeds from sale of capital assets			480	964	306
Acquisition of intangible assets			(1,363)	(9,649)
Proceeds from insurance claims			2,984
Net cash used in acquisition				(18,500)	(4,272)
Proceeds from note receivable				22,699
Change in restricted cash			14,214	14,375	(161)
Investment in convertible note				(3,000)
Other assets			(208)	(2,153)	(9,648)
Net cash (used in) provided by investing activities			(34,475)	(36,159)	(23,034)
Cash flows from financing activities:
Intercompany receivable			11,601	10,658	7,096
Intercompany payable			296,895	340,024	254,394
Proceeds from contract sales				2,261
Acquisition of contracts				(2,277)
Repayments of capital lease obligations			(6,402)	(6,297)	(7,207)
Net cash (used in) provided by financing activities			302,094	344,369	254,283
Net increase (decrease) in cash			292	(10,524)	4,103
Cash:
Beginning of period			(2,233)	8,291	4,188
End of period			(1,941)	(2,233)	8,291
Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities			13,072	9,991	8,471
Cash flows from investing activities:
Subscriber acquisition costs			(1,099)
Capital expenditures			(41)	(185)	(56)
Other assets				(9)	3
Net cash (used in) provided by investing activities			(1,140)	(194)	(53)
Cash flows from financing activities:
Intercompany payable			(11,601)	(10,658)	(7,096)
Repayments of capital lease obligations			(12)	(3)
Net cash (used in) provided by financing activities			(11,613)	(10,661)	(7,096)
Effect of exchange rate changes on cash			(1,726)	(234)	(119)
Net increase (decrease) in cash			(1,407)	(1,098)	1,203
Cash:
Beginning of period			3,608	4,706	3,503
End of period			$ 2,201	$ 3,608	$ 4,706